Related Party Transactions - Additional Information (Details) - The Managers - Management Fee Agreement $ in Millions	Feb. 05, 2016 USD ($)
Related Party Transaction [Line Items]
Quarterly transaction amount	$ 2.5
Silver Lake Management
Related Party Transaction [Line Items]
Percent of transaction amount	50.00%
Thoma Bravo
Related Party Transaction [Line Items]
Percent of transaction amount	40.73%
TB Partners
Related Party Transaction [Line Items]
Percent of transaction amount	9.27%